Notes Payable and Line of Credit (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 03, 2023	Jul. 08, 2022	Mar. 18, 2024	Feb. 02, 2024	Jun. 22, 2023	Jun. 21, 2023	Jun. 20, 2023	Jan. 25, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible promissory note				$ 2,000,000
Interest Rate	110.00%			110.00%	110.00%
warrants										$ 2,009,105
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			51,967
Common stock value									$ 2,314	2,281	$ 1,339
Business Loan with Funding Circle of Denver
Business Loan		$ 500,000
Business Loan discription	Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holders, the notes are convertible into cash, common stock or a combination of cash and stock. The Conversion Price shall be the lower of (A) $6.50 for each unit or share of BYTE Alternate Consideration, subject to appropriate adjustment and (B) 65% of the VWAP for the BYTE Alternate consideration for the preceding five (5) Trading Days immediately prior to any conversion by the Holder, but (C) in no event shall the Conversion Price be below $4.00, subject to appropriate adjustment. The repayment amount of the notes is 110% ($660,000) and mature on September 30, 2024	The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of December 31, 2023 and 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024
Interest Rate											110.00%
Revolving credit										$ 85,000
Line Credit Paid Off							$ 85,300
U.S. Small Business Administration's
Interest Rate								1.00%
Matures Date										Jan. 23, 2026
Paycheck Loan								$ 1,131,878
Other income								$ 1,146,000
Platinum Capital Partner, Inc.
Convertible promissory note	$ 660,000		$ 2,039,377	$ 2,000,000	$ 2,000,000					$ 240,784
Accounts payable amount					374,000				$ 4,204,743	2,825,366
Interest expense										$ 5,064	$ 0
Pay off loan						$ 256,541
Interest Rate	6.00%		4.99%	6.00%					6.00%
Common Stock per value										$ 6.50
repayment note amount				$ 2,200,000	$ 2,200,000
Matures Date				Jun. 22, 2002	Jun. 22, 2024
Common shares issued			169,204	189,334	53,800					452,240
warrants					$ 15,418					$ 15,418
Warant Received			137,367
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited			51,967
Promissory notes with a face value			$ 600,000
Common stock value			$ 835,610
Loss on debt conversion									$ 158,794
Exercise price				$ 3.6	$ 6.50					$ 6.50
Conversion price				$ 2.27